Consolidated Statements of Convertible Preferred Stock and Stockholders'(Deficit) Equity (USD $)	Total USD ($)	Series A-1 Convertible Preferred Stock	Convertible Preferred Stock USD ($)	Convertible Preferred Stock Series A-1 Convertible Preferred Stock USD ($)	Convertible Preferred Stock Series B Convertible Preferred Stock USD ($)	Convertible Preferred Stock Series O Convertible Preferred Stock USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Deficit Accumulated During the Development Stage USD ($)
Balance at Mar. 26, 2010
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of offering costs and investor rights obligation				$ 7,758,000		$ 630,000
Issuance of stock, net of offering costs and investor rights obligation (in shares)				10,000,000		1,500,000
Issuance of common stock to members of Board of Directors in lieu of fees (in shares)							1,071,426
Net loss	(8,975,000)								(8,975,000)
Balance at Dec. 31, 2010	(8,975,000)		8,388,000						(8,975,000)
Balance (in shares) at Dec. 31, 2010			11,500,000				1,071,426
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of offering costs and investor rights obligation				13,812,000	42,148,000
Issuance of stock, net of offering costs and investor rights obligation (in shares)				10,000,000	19,552,319
Issuance of restricted common stock (in shares)							188,570
Stock-based compensation expense	305,000							305,000
Net loss	(16,398,000)								(16,398,000)
Balance at Dec. 31, 2011	(25,068,000)		64,348,000					305,000	(25,373,000)
Balance (in shares) at Dec. 31, 2011	1,259,996		41,052,319				1,259,996
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of offering costs and investor rights obligation	77,960,000				58,349,000		1,000	77,959,000
Issuance of stock, net of offering costs and investor rights obligation (in shares)					26,884,442		6,430,183
Conversion of convertible preferred stock into common stock	122,697,000		(122,697,000)				2,000	122,695,000
Conversion of convertible preferred stock into common stock (in shares)			(67,936,761)				19,410,490
Issuance of common stock resulting from exercise of stock options	33,000							33,000
Issuance of common stock resulting from exercise of stock options (in shares)							19,016
Issuance of common stock to members of Board of Directors in lieu of fees	253,000							253,000
Issuance of common stock to members of Board of Directors in lieu of fees (in shares)							16,644
Stock-based compensation expense	1,550,000							1,550,000
Net loss	(61,763,000)								(61,763,000)
Balance at Dec. 31, 2012	$ 115,662,000						$ 3,000	$ 202,795,000	$ (87,136,000)
Balance (in shares) at Dec. 31, 2012	27,136,329						27,136,329